Vessels, Net, Acquisitions and Sales (Details) $ in Thousands					12 Months Ended
	Nov. 19, 2018 USD ($)	Oct. 11, 2018 USD ($)	Sep. 20, 2018 USD ($) Agreement Vessel	Aug. 31, 2018 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Vessels, Net [Abstract]
Number of agreements for the sale of vessels | Agreement			2
Number of vessels for sale | Vessel			2
Impairment loss					$ 0	$ 7,267	$ 0
Number of vessels having scrubbers installed | Vessel					5
Fellowship [Member]
Vessels, Net [Abstract]
Number of vessels to be acquired | Vessel				1
Additions				$ 28,700
Gladiatorship [Member]
Vessels, Net [Abstract]
Gross sales price			$ 10,960
Proceeds from sale of vessel		$ 9,505
Guardianship [Member]
Vessels, Net [Abstract]
Gross sales price			$ 11,700
Proceeds from sale of vessel	$ 10,332
Scrubbers [Member]
Vessels, Net [Abstract]
Additions					$ 21,435
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions					$ 31	$ 89